UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	May 31, 2005

Goldman Sachs Strategic Growth Fund

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Beverages – 3.7%
220,000	PepsiCo, Inc.	$12,386,000

Biotechnology – 2.2%
119,050	Amgen, Inc.*	7,450,149

Broadcasting & Cable/Satellite TV – 5.1%
162,620	Clear Channel Communications, Inc.	4,753,383
100,400	Comcast Corp. Special Class A*	3,176,656
78,500	EchoStar Communications Corp.*	2,294,555
268,297	Univision Communications, Inc.*	7,139,383

		17,363,977

Commercial Services – 4.7%
117,200	Moody’s Corp.	5,071,244
248,580	The McGraw-Hill Companies, Inc.	10,853,003

		15,924,247

Computer Hardware – 3.9%
268,200	Dell, Inc.*	10,698,498
190,850	EMC Corp.*	2,683,351

		13,381,849

Computer Services – 3.5%
310,200	First Data Corp.	11,734,866

Computer Software – 6.1%
100,150	Electronic Arts, Inc.*	5,261,881
596,000	Microsoft Corp.	15,376,800

		20,638,681

Drugs & Medicine – 4.1%
63,770	Eli Lilly & Co.	3,717,791
179,120	Pfizer, Inc.	4,997,448
119,480	Wyeth	5,181,848

		13,897,087

Electrical Equipment – 1.2%
143,030	Tyco International Ltd.	4,137,858

Financials – 10.9%
120,390	Fannie Mae	7,131,904
225,660	Freddie Mac	14,676,926
35,400	Golden West Financial Corp.	2,216,748
250,550	MBNA Corp.	5,284,100
684,360	The Charles Schwab Corp.	7,760,642

		37,070,320

Foods – 1.9%
92,390	Wm. Wrigley Jr. Co.	6,307,465

Gaming/Lodging – 9.7%
117,880	Carnival Corp.(a)	6,235,852
453,600	Cendant Corp.	9,620,856
96,860	Harrah’s Entertainment, Inc.	6,955,516
104,100	Marriott International, Inc.	7,030,914

Shares	Description	Value
Common Stocks – (continued)
Gaming/Lodging – (continued)
55,410	Starwood Hotels & Resorts Worldwide, Inc. Class B	$3,101,298

		32,944,436

Household/Personal Care – 2.5%
125,040	Avon Products, Inc.	4,969,090
63,600	The Procter & Gamble Co.	3,507,540

		8,476,630

Insurance – 0.6%
62,450	Willis Group Holdings Ltd.	2,140,162

Internet & Online – 3.1%
25,940	Google, Inc.*	7,221,696
92,180	Yahoo!, Inc.*	3,429,096

		10,650,792

Medical Products – 4.6%
130,680	Medtronic, Inc.	7,024,050
106,960	Stryker Corp.	5,203,604
44,360	Zimmer Holdings, Inc.*	3,397,089

		15,624,743

Movies & Entertainment – 4.6%
360,500	Time Warner, Inc.*	6,272,700
273,414	Viacom, Inc. Class B	9,375,366

		15,648,066

Networking & Telecommunication Equipment – 2.9%
507,600	Cisco Systems, Inc.*	9,837,288

Oil Well Services & Equipment – 0.7%
35,730	Schlumberger Ltd.	2,442,860

Pharmacy Benefit Manager – 4.1%
207,390	Caremark Rx, Inc.*	9,262,037
89,470	Medco Health Solutions, Inc.*	4,473,500

		13,735,537

Publishing – 2.2%
23,900	Gannett Co., Inc.	1,779,594
71,200	Lamar Advertising Co.*	2,977,584
81,800	Valassis Communications, Inc.*	2,837,642

		7,594,820

Retailing – 7.4%
158,210	Lowe’s Companies, Inc.	9,051,194
67,580	Target Corp.	3,629,046
265,380	Wal-Mart Stores, Inc.	12,533,897

		25,214,137

Semiconductors – 7.4%
144,600	Intel Corp.	3,894,078
183,060	Linear Technology Corp.	6,859,258
382,630	QUALCOMM, Inc.	14,256,794

		25,010,130

Telecommunications – 1.8%
93,630	American Tower Corp.*	1,689,085

Goldman Sachs Strategic Growth Fund

Statement of Investments(continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Telecommunications – (continued)
250,900	Crown Castle International Corp.*	$4,461,002

		6,150,087

TOTAL COMMON STOCKS		$335,762,187

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 0.1%
Joint Repurchase Agreement Account II
$200,000	3.07%	06/01/2005	$200,000
Maturity Value: $200,017

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$335,962,187

Shares	Description	Value
Securities Lending Collateral – 1.8%
5,994,000	Boston Global Investment Trust — Enhanced Portfolio	$5,994,000

TOTAL INVESTMENTS — 100.8%
		$341,956,187

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2005.

Goldman Sachs Strategic Growth Fund

Statement of Investments

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$317,247,156

Gross unrealized gain	39,018,733
Gross unrealized loss	(14,309,702)

Net unrealized security gain	$24,709,031

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Goldman Sachs Concentrated Growth Fund

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Beverages – 3.9%
96,930	PepsiCo, Inc.	$5,457,159

Broadcasting & Cable/Satellite TV – 12.0%
99,180	Cablevision Systems New York Group*	2,537,025
91,110	Clear Channel Communications, Inc.	2,663,145
66,260	Comcast Corp. Special Class A*	2,096,466
71,970	EchoStar Communications Corp.*	2,103,683
227,920	Univision Communications, Inc.*	6,064,951
68,910	Westwood One, Inc.	1,367,864

		16,833,134

Commercial Services – 5.9%
47,460	Moody’s Corp.	2,053,594
143,960	The McGraw-Hill Companies, Inc.	6,285,294

		8,338,888

Computer Hardware – 3.1%
108,370	Dell, Inc.*	4,322,879

Computer Services – 4.0%
148,390	First Data Corp.	5,613,594

Computer Software – 5.1%
277,200	Microsoft Corp.	7,151,760

Financials – 11.8%
49,650	Fannie Mae	2,941,266
108,230	Freddie Mac	7,039,279
148,110	MBNA Corp.	3,123,640
309,770	The Charles Schwab Corp.	3,512,792

		16,616,977

Foods – 1.9%
38,130	Wm. Wrigley Jr. Co.	2,603,135

Gaming/Lodging – 12.8%
42,100	Carnival Corp.	2,227,090
315,670	Cendant Corp.	6,695,361
99,550	Harrah’s Entertainment, Inc.	7,148,685
35,100	Starwood Hotels & Resorts
	Worldwide, Inc. Class B	1,964,547

		18,035,683

Internet & Online – 4.2%
16,070	Google, Inc.*	4,473,888
38,280	Yahoo!, Inc.*	1,424,016

		5,897,904

Medical Products – 2.6%
75,480	Stryker Corp.	3,672,102

Shares	Description	Value
Common Stocks – (continued)
Movies & Entertainment – 7.3%
166,300	Time Warner, Inc.*	$2,893,620
212,820	Viacom, Inc. Class B	7,297,598

		10,191,218

Networking & Telecommunication Equipment– 2.7%
194,480	Cisco Systems, Inc.*	3,769,022

Pharmacy Benefit Manager – 5.3%
131,340	Caremark Rx, Inc.*	5,865,645
31,950	Medco Health Solutions, Inc.*	1,597,500

		7,463,145

Publishing – 1.1%
31,510	The E.W. Scripps Co.	1,610,161

Retailing – 5.2%
49,090	Lowe’s Companies, Inc.	2,808,439
94,950	Wal-Mart Stores, Inc.	4,484,488

		7,292,927

Semiconductors – 7.7%
54,310	Linear Technology Corp.	2,034,996
234,040	QUALCOMM, Inc.	8,720,330

		10,755,326

Telecommunications – 1.4%
109,960	Crown Castle International Corp.*	1,955,089

TOTAL COMMON STOCKS		$137,580,103

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 2.0%
Joint Repurchase Agreement Account II
$2,800,000	3.07%	06/01/2005	$2,800,000
Maturity Value: $2,800,239

TOTAL INVESTMENTS — 100.0%
			$140,380,103

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

Goldman Sachs Concentrated Growth Fund

Statement of Investments

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $2,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$127,407,709

Gross unrealized gain	17,048,457
Gross unrealized loss	(4,076,063)

Net unrealized security gain	$12,972,394

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Goldman Sachs Capital Growth Fund

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks - 99.1%
Banks - 1.4%
160,600	Citigroup, Inc.	$7,565,866
523,424	J.P. Morgan Chase & Co.(a)	18,712,408

		26,278,274

Beverages - 4.0%
1,094,550	PepsiCo, Inc.	61,623,165
313,900	The Coca-Cola Co.	14,009,357

		75,632,522

Biotechnology - 2.2%
659,100	Amgen, Inc.*	41,246,478

Broadcasting & Cable/Satellite TV - 1.8%
158,652	Clear Channel Communications, Inc.	4,637,398
775,300	Univision Communications, Inc.*	20,630,733
419,070	Westwood One, Inc.	8,318,540

		33,586,671

Commercial Services - 4.9%
635,800	Moody’s Corp.	27,511,066
1,447,198	The McGraw-Hill Companies, Inc.	63,184,665

		90,695,731

Computer Hardware - 3.5%
1,659,490	Dell, Inc.*	66,197,056

Computer Services - 1.9%
943,020	First Data Corp.	35,674,447

Computer Software - 6.2%
635,300	Electronic Arts, Inc.*(a)	33,378,662
3,212,200	Microsoft Corp.	82,874,760

		116,253,422

Drugs & Medicine - 3.9%
289,600	Eli Lilly & Co.	16,883,680
981,937	Pfizer, Inc.	27,396,042
671,400	Wyeth	29,118,618

		73,398,340

Electrical Equipment - 1.5%
940,500	Tyco International Ltd.(a)	27,208,665

Financials - 11.0%
662,500	Fannie Mae	39,246,500
1,126,300	Freddie Mac	73,254,552
185,800	Golden West Financial Corp.	11,634,796
1,834,216	MBNA Corp.	38,683,616
255,400	Merrill Lynch & Co., Inc.	13,858,004
278,600	Morgan Stanley	13,640,256
1,415,900	The Charles Schwab Corp.	16,056,306

		206,374,030

Foods - 1.6%
442,260	Wm. Wrigley Jr. Co.	30,193,090

Shares	Description	Value
Common Stocks — (continued)
Gaming/Lodging - 7.4%
172,800	Carnival Corp.(a)	$9,141,120
1,666,500	Cendant Corp.	35,346,465
496,200	GTECH Holdings Corp.(a)	14,012,688
463,410	Harrah’s Entertainment, Inc.(a)	33,277,472
399,540	Marriott International, Inc.	26,984,931
351,680	Starwood Hotels & Resorts Worldwide, Inc. Class B	19,683,530

		138,446,206

Household/Personal Care - 3.5%
911,400	Avon Products, Inc.	36,219,036
535,460	The Procter & Gamble Co.	29,530,619

		65,749,655

Insurance - 0.7%
380,419	Willis Group Holdings Ltd.	13,036,959

Internet & Online - 3.0%
153,408	Google, Inc.*(a)	42,708,787
382,400	Yahoo!, Inc.*	14,225,280

		56,934,067

Manufacturing - 0.4%
86,600	3M Co.	6,637,890

Medical Products - 3.7%
666,600	Medtronic, Inc.	35,829,750
198,550	St. Jude Medical, Inc.*	7,965,826
370,979	Stryker Corp.	18,048,128
95,100	Zimmer Holdings, Inc.*	7,282,758

		69,126,462

Movies & Entertainment - 5.7%
1,050,100	Liberty Media Corp. *	10,910,539
2,595,940	Time Warner, Inc.*	45,169,356
1,465,430	Viacom, Inc. Class B	50,249,595

		106,329,490

Networking & Telecommunication Equipment - 2.9%
2,814,980	Cisco Systems, Inc.*	54,554,312

Oil & Gas - 1.7%
383,000	Canadian Natural Resources Ltd.	11,172,110
231,212	Exxon Mobil Corp.	12,994,114
194,500	Suncor Energy, Inc.	7,661,355

		31,827,579

Oil Well Services & Equipment - 0.8%
205,300	Schlumberger Ltd.	14,036,361

Pharmacy Benefit Manager - 3.2%
862,273	Caremark Rx, Inc.*	38,509,112
437,600	Medco Health Solutions, Inc.*	21,880,000

		60,389,112

Publishing - 4.3%
255,800	Gannett Co., Inc.	19,046,868
750,600	Lamar Advertising Co.*	31,390,092
436,450	The E.W. Scripps Co.	22,302,595

Goldman Sachs Capital Growth Fund

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Publishing — (continued)
244,700	Valassis Communications, Inc.*	$8,488,643

		81,228,198

Retailing - 8.5%
694,300	Family Dollar Stores, Inc.	17,822,681
975,900	Lowe’s Companies, Inc.(a)	55,831,239
630,985	PETCO Animal Supplies, Inc.*	18,986,339
157,100	Target Corp.(a)	8,436,270
1,216,800	Wal-Mart Stores, Inc.	57,469,464

		158,545,993

Semiconductors - 6.8%
579,160	Intel Corp.	15,596,779
1,093,300	Linear Technology Corp.	40,965,951
1,918,852	QUALCOMM, Inc.	71,496,425

		128,059,155

Telecommunications - 2.6%
1,033,900	American Tower Corp.*(a)	18,651,556
871,405	Crown Castle International Corp.*	15,493,581
237,200	Nextel Communications, Inc.*	7,158,696
283,500	Sprint Corp.	6,716,115

		48,019,948

TOTAL COMMON STOCKS		$1,855,660,113

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) - 1.3%
Joint Repurchase Agreement Account II
$23,900,000	3.07%	06/01/2005	$23,900,000
Maturity Value: $23,902,038

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,879,560,113

Shares	Description	Value
Securities Lending Collateral - 6.9%
128,242,525	Boston Global Investment Trust — Enhanced Portfolio	$128,242,525

TOTAL INVESTMENTS — 107.3%
		$2,007,802,638

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2005.

Goldman Sachs Capital Growth Fund

Statement of Investments

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $23,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,672,928,745

Gross unrealized gain	360,430,909
Gross unrealized loss	(25,557,016)

Net unrealized security gain	$334,873,893

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Goldman Sachs Growth Opportunities Fund

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Aerospace & Defense – 1.8%
423,325	Alliant Techsystems, Inc.*	$30,352,403

Apparel/Shoes – 2.8%
992,982	Chico’s FAS, Inc.*(a)	33,969,914
267,380	Urban Outfitters, Inc.*	14,262,049

		48,231,963

Audio & Visual Equipment – 1.7%
357,916	Harman International Industries, Inc.	29,656,920

Audio Technology – 0.8%
695,715	Dolby Laboratories, Inc.*	13,872,557

Auto Parts & Related – 2.0%
1,934,110	Gentex Corp.(a)	34,581,887

Banks – 1.2%
192,200	M&T Bank Corp.	19,631,308

Biotechnology – 0.5%
660,905	Eyetech Pharmaceuticals, Inc.*(a)	8,479,411

Broadcasting & Cable/Satellite TV – 6.3%
1,111,469	Cablevision Systems New York Group*	28,431,377
1,362,627	Citadel Broadcasting Co.*(a)	16,174,383
619,741	EchoStar Communications Corp.*	18,115,029
3,228,880	Entravision Communications Corp.*	23,990,578
787,300	Univision Communications, Inc.*(a)	20,950,053

		107,661,420

Commercial Services – 8.8%
339,025	Alliance Data Systems Corp.*	12,788,023
1,231,785	ARAMARK Corp. Class B	32,161,906
628,395	ChoicePoint, Inc.*	24,670,788
221,433	Cognizant Technology Solutions Corp.*(a)	10,628,784
997,711	Iron Mountain, Inc.*(a)	28,634,306
401,438	Moody’s Corp.(a)	17,370,222
507,600	Pitney Bowes, Inc.	22,644,036

		148,898,065

Computer Hardware – 3.0%
1,042,438	Avocent Corp.*	29,188,264
523,950	Zebra Technologies Corp.*	22,362,186

		51,550,450

Computer Services – 3.2%
702,510	Fiserv, Inc.*	30,207,930
1,278,321	Moneygram International, Inc.	23,712,855

		53,920,785

Computer Software – 6.0%
728,715	Cognos, Inc.*	27,516,278

Shares	Description	Value
Common Stocks – (continued)
Computer Software – (continued)
515,365	Mercury Interactive Corp.*	$23,253,269
654,377	NAVTEQ*	24,964,483
1,328,130	Salesforce.com, Inc.*(a)	26,881,351

		102,615,381

Drugs & Medicine – 1.9%
1,106,325	Amylin Pharmaceuticals, Inc.*(a)	17,679,073
385,392	OSI Pharmaceuticals, Inc.*(a)	14,325,021

		32,004,094

Educational Services – 1.4%
516,695	ITT Educational Services, Inc.*	23,452,786

Gaming/Lodging – 3.7%
633,211	GTECH Holdings Corp.	17,881,879
388,300	Harrah’s Entertainment, Inc.(a)	27,883,823
258,600	Marriott International, Inc.(a)	17,465,844

		63,231,546

Insurance – 1.5%
739,870	Willis Group Holdings Ltd.(a)	25,355,345

Internet & Online– 1.6%
2,530,200	CNET Networks, Inc.*	26,263,476

Manufacturing – 2.0%
259,030	American Standard Companies, Inc.	11,086,484
238,595	Rockwell Automation, Inc.(a)	12,256,625
264,705	York International Corp.	10,905,846

		34,248,955

Medical Products – 8.2%
864,255	Biomet, Inc.	32,573,771
307,270	C.R. Bard, Inc.	20,971,178
600,229	Fisher Scientific International, Inc.*(a)	37,490,303
332,330	Kinetic Concepts, Inc.*(a)	21,352,202
648,250	St. Jude Medical, Inc.*	26,007,790

		138,395,244

Medical Supplies – 1.9%
672,578	Charles River Laboratories International, Inc.*(a)	32,344,276

Movies & Entertainment – 0.4%
442,324	LodgeNet Entertainment Corp.*	7,501,815

Networking & Telecommunication Equipment – 6.2%
1,115,535	ADTRAN, Inc.	24,508,304
772,933	Amphenol Corp.	32,764,630
967,559	FLIR Systems, Inc.*(a)	25,930,581
851,700	Juniper Networks, Inc.*	21,837,588

		105,041,103

Goldman Sachs Growth Opportunities Fund

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil & Gas – 1.0%
549,928	XTO Energy, Inc.	$17,113,759

Oil Well Services & Equipment – 1.9%
539,226	Smith International, Inc.	31,684,920

Pharmacy Benefit Manager – 2.1%
780,053	Caremark Rx, Inc.*	34,837,167

Producer Goods – 1.9%
607,480	W.W. Grainger, Inc.	33,040,837

Publishing – 4.4%
942,387	Lamar Advertising Co.*	39,410,624
694,328	The E.W. Scripps Co.	35,480,161

		74,890,785

Restaurants – 1.7%
482,900	P.F. Chang’s China Bistro, Inc.*(a)	28,621,483

Retailing – 6.9%
394,000	Bed Bath & Beyond, Inc.*	16,016,100
620,980	CarMax, Inc.*(a)	15,853,619
1,059,027	PETCO Animal Supplies, Inc.*	31,866,123
573,083	Select Comfort Corp.*(a)	13,925,917
1,001,374	Williams-Sonoma, Inc.*	39,384,039

		117,045,798

Semiconductors – 7.9%
570,600	KLA-Tencor Corp.	25,910,946
925,000	Linear Technology Corp.(a)	34,659,750
599,075	Marvell Technology Group Ltd.*	24,538,112
621,609	Microchip Technology, Inc.	18,424,491
1,036,995	Tessera Technologies, Inc.*	30,529,133

		134,062,432

Telecommunications – 1.6%
1,555,250	Crown Castle International Corp.*	27,652,345

Transportation – 1.1%
313,985	C.H. Robinson Worldwide, Inc.	17,950,522

TOTAL COMMON STOCKS		$1,654,191,238

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) – 2.7%
Joint Repurchase Agreement Account II
$45,900,000	3.07%	06/01/2005	$45,900,000
Maturity Value: $45,900,106

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,700,091,238

Shares	Description	Value
Securities Lending Collateral – 16.7%
283,922,025	Boston Global Investment Trust — Enhanced Portfolio	$283,922,025

TOTAL INVESTMENTS — 116.8%
		$1,984,013,263

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2005.

Goldman Sachs Growth Opportunities Fund

Statement of Investments

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $45,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,825,085,788

Gross unrealized gain	218,410,390
Gross unrealized loss	(59,482,915)

Net unrealized security gain	$158,927,475

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	During the filing period of this report, the Registrant enhanced its control environment to ensure the increased tracking and filing of class action claims with respect to securities owned by the Funds and the recognition of gain contingencies on the financial statements. See the footnotes to the financial statements from the Semi-Annual Reports dated February 28, 2005 of the CORE Large Cap Growth Fund and Growth and Income Fund regarding related receivables for these Funds. Fund management has discussed these matters with the Registrant’s Audit Committee and auditors.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date August 1, 2005

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, John M. Perlowski, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ JOHN M. PERLOWSKI
          John M. Perlowski
                    Principal Financial Officer

CERTIFICATIONS

I, Kaysie Uniacke, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ KAYSIE UNIACKE
          Kaysie Uniacke
                    Principal Executive Officer